Average Annual Total Returns{- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-11 - Fidelity Emerging Markets Discovery Fund	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Emerging Markets Discovery Fund: Class Z Return Before Taxes Inception Date	IXY2E Past 1 year	IXY2E Past 5 years	IXY2E Since Inception
Total	12.45%	4.48%	5.23%	[1]	Nov. 01, 2011	12.45%	4.34%	5.03%	[1]	Nov. 01, 2011	7.71%	3.61%	4.23%	[1]	Nov. 01, 2011	14.75%	4.68%	5.26%	[1]	Nov. 01, 2011	17.27%	4.91%	5.20%	[1]	Nov. 01, 2011	19.64%	6.02%	6.30%	[1]	Nov. 01, 2011	19.80%		10.68%	[1]	Oct. 02, 2018	12.38%	3.44%	3.38%	[1]

[1]	(a)From November 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.